1933 Act File No. 333-257356
1940 Act File No. 811-23710

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 21, 2023

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 27 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 29 ☒
(Check appropriate box or boxes)

MILLIMAN VARIABLE INSURANCE TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

71 S. Wacker Drive, 31st Floor
Chicago, IL 60606
(Address of Principal Executive Offices) (Zip Code)

(312) 726-0677
(Registrant's Telephone Number, including Area Code)

Ehsan Sheikh
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606
(Name and Address of Agent for Service of Process)

With Copies to:
Alan P. Goldberg	Joel D. Corriero
Stradley Ronon Stevens & Young, LLP	Stradley Ronon Stevens & Young, LLP
191 N. Wacker Drive, Suite 1601	2005 Market Street, Suite 2600
Chicago, IL 60606	Philadelphia, PA 19103

It is proposed that this filing will become effective: (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)
☒ On October 22, 2023 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on [date] pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment relates only to the Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (II), Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (III), Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (III), Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (III), and Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (III), series of the Registrant. No information relating to the other series of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE

Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (“PEA 22”) was filed with the U.S. Securities and Exchange Commission (“SEC”) via the EDGAR system pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (“Securities Act”), on May 10, 2023, relating to the following series of the Registrant: Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (II), Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (III), Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (III), Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (III), and Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (III). The effective date of PEA 22 was most recently delayed until September 22, 2023, by Post-Effective Amendment No. 26 to the Registrant's Registration Statement.

This Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (“PEA 27”) is being filed under Rule 485(b)(1)(iii) of the Securities Act for the purpose of delaying the effectiveness of PEA 22 until October 22, 2023. This PEA 27 incorporates by reference the Parts A and B of PEA 22 and Part C of Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago and State of Illinois, on this 21st day of September, 2023.

MILLIMAN VARIABLE INSURANCE TRUST

BY: /s/ Adam Schenck
Adam Schenck, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Adam Schenck
Adam Schenck	President and Trustee	September 21, 2023

/s/ Arthur W. Jasion
Arthur W. Jasion	Treasurer and Principal Financial Officer	September 21, 2023

/s/ Eric Berg*
Eric Berg	Trustee	September 21, 2023

/s/ Nicholas Dalmaso*
Nicholas Dalmaso	Trustee	September 21, 2023

/s/ Daniel Ross Hayes*
Daniel Ross Hayes	Trustee	September 21, 2023

/s/ Colleen McKenna Tucker*
Colleen McKenna Tucker	Trustee	September 21, 2023

*By: /s/ Adam Schenck
Adam Schenck		September 21, 2023
Attorney-In-Fact

* Adam Schenck signs this Registration Statement pursuant to the powers of attorney, incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed on September 21, 2021.

EXHIBIT INDEX

There are no exhibits to be filed with this Registration Statement.